Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] July Warrants [Member]	Common Stock [Member] August Warrants [Member]	Preferred Stock [Member]	Preferred Stock [Member] July Warrants [Member]	Preferred Stock [Member] August Warrants [Member]	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] July Warrants [Member]	Additional Paid-in Capital [Member] August Warrants [Member]	Additional Paid-in Capital [Member] Series B [Member]	Additional Paid-in Capital [Member] Series C [Member]	Other Comprehensive Income [Member]	Other Comprehensive Income [Member] July Warrants [Member]	Other Comprehensive Income [Member] August Warrants [Member]	Other Comprehensive Income [Member] Series B [Member]	Other Comprehensive Income [Member] Series C [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] July Warrants [Member]	Accumulated Deficit [Member] August Warrants [Member]	Accumulated Deficit [Member] Series B [Member]	Accumulated Deficit [Member] Series C [Member]	Total	July Warrants [Member]	August Warrants [Member]	Series B [Member]	Series C [Member]
Balance (in shares) at Dec. 31, 2022	4,187,588						136,261	1,314,792
Balance at Dec. 31, 2022	$ 42			$ 15					$ 513,623					$ 66					$ (358,041)					$ 155,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0			0					0					0					34,083					34,083
Compensation cost on restricted stock and stock option awards (Note 9) (in shares)	0						0	0
Compensation cost on restricted stock and stock option awards (Note 9)	$ 0			0					26					0					0					26
Issuance of common stock under ATM program, net of issuance costs (in shares)	224,817						0	0
Issuance of common stock under ATM program, net of issuance costs	$ 2			0					671					0					0					673
Issuance of common stock and Series B warrants, net of issuance costs (Note 9) (in shares)	5,556,000						0	0
Issuance of common stock and Series B warrants, net of issuance costs (Note 9)	$ 56			0					7,713					0					0					7,769
Alternative cashless exercise of Series A warrants (Note 9) (in shares)	3,164,850						0	0
- Alternative cashless exercise of Series A warrants (Note 9)	$ 31			0					2,658					0					0					2,689
Series B preferred shares exchanged for Series C preferred shares (Note 9) (in shares)							(85,535)																				(85,535)
Series B preferred shares exchanged for Series C preferred shares (Note 9) (in shares)								171,070																				171,070
Series B preferred shares exchanged for Series C preferred shares (Note 9)	$ 0			1					481					0					0					482
Repurchase and retirement of common stock, including expenses (Note 9) (in shares)	(1,693,983)						0	0
Repurchase and retirement of common stock, including expenses (Note 9)	$ (17)			0					(1,420)					0					0					(1,437)
Deemed dividend to the warrants holders due to triggering of a down-round feature (Note 9)		$ 0	$ 0		$ 0	$ 0				$ 256	$ 533				$ 0	$ 0				$ (256)	$ (533)				$ 0	$ 0
Deemed dividend to the Series C stockholders due to triggering of a down-round feature	$ 0			0					9,809					0					(9,809)					0
Dividends declared and paid (Note 9)							$ 0	$ 0				$ 0	$ 0				$ 0	$ 0				$ (29)	$ (922)				$ (29)	$ (922)
Balance (in shares) at Jun. 30, 2023	11,439,272						50,726	1,485,862
Balance at Jun. 30, 2023	$ 114			16					534,350					66					(335,507)					199,039
Balance (in shares) at Dec. 31, 2023	12,279,676						50,726	1,428,372
Balance at Dec. 31, 2023	$ 123			15					534,112					49					(301,115)					233,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0			0					0					0					21,616					21,616
Exercise of Series B warrants (Note 9) (in shares)	70,000						0	0
Exercise of Series B warrants (Note 9)	$ 1			0					156					0					0					157
Series C preferred shares converted to common shares (Note 9) (in shares)	82,482
Series C preferred shares converted to common shares (Note 9) (in shares)								(4,460)
Series C preferred shares converted to common shares (Note 9)	$ 0			0					0					0					0					0
Dividends declared and paid (Note 9)							$ 0	$ 0				$ 0	$ 0				$ 0	$ 0				$ (26)	$ (891)				$ (26)	$ (891)
Balance (in shares) at Jun. 30, 2024	12,432,158						50,726	1,423,912
Balance at Jun. 30, 2024	$ 124			$ 15					$ 534,268					$ 49					$ (280,416)					$ 254,040